Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANKLIN DYNATECH FUND
Prospectus [Line Items]
Annual Return [Percent]	18.46%	30.57%	44.42%	(40.30%)	12.58%	57.68%	36.38%	2.80%	39.31%	1.27%
FRANKLIN GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	15.26%	17.85%	27.66%	(25.09%)	21.80%	30.64%	32.17%	(3.39%)	26.82%	8.41%
FRANKLIN INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	12.17%	7.03%	8.54%	(5.61%)	17.57%	3.46%	15.69%	(5.77%)	8.41%	16.28%
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	6.92%	0.31%	4.26%	(10.42%)	(2.16%)	3.38%	5.34%	0.29%	0.74%	0.67%
FRANKLIN UTILITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	15.02%	27.43%	(4.93%)	1.58%	17.86%	(2.00%)	26.62%	2.67%	10.56%	17.77%